Repurchase of Shares	12 Months Ended
Sep. 30, 2021
Equity [Abstract]
Repurchase of Shares
Note 11 — Repurchase of Shares
From time to time, the Company’s Board of Directors can adopt share repurchase plans authorizing the repurchase of the Company’s outstanding ordinary shares. On November 12, 2019, the Company’s Board of Directors adopted a share repurchase plan for the repurchase of up to
$800,000
of the Company’s outstanding ordinary shares with no expiration date. The November 2019 plan permitted the Company to purchase our ordinary shares in the open market or through privately negotiated transactions at times and prices that the Company considers appropriate. On May 12, 2021, the Company’s Board of Directors adopted a share repurchase plan for the repurchase of up to an additional $1,000,000 of the Company’s outstanding ordinary shares with no expiration date. The May 2021 plan permits the Company to purchase our ordinary shares in the open market or through privately negotiated transactions at times and prices that the Company considers appropriate. In September 2021, the Company completed the repurchase of the remaining authorized amount of ordinary shares under the November 2019 plan and initiated repurchases of the Company’s outstanding ordinary shares pursuant to the May 2021 plan. In the year ended September 30, 2021, the Company repurchased 9,036 ordinary shares at an average price of $75.24 per share (excluding broker and transaction fees). As of September 30, 2021, the Company had remaining authority to repurchase up to $998,484 of its outstanding ordinary shares under the May 2021 plan.